Equity (Details) - Schedule of issued share capital - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Issued Share Capital [Abstract]
Issued as at January 1	257,376	172,052
Issued for cash during the period		74,100
Issued for purchase of companies during the period		7,162
Exercise of warrants during the period		2,690
Exercise of share options and RSUs during the period	1,188	1,372
Issued and paid-in share capital as at December 31	258,564	257,376